Shareholder Report, Line Graph (Details) LMA4800_Franklin Global Equity Fund_Class 1_TSR Annual {Class 1} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2025
Class 1
Account Value [Line Items]
Line Graph and Table Measure Name											Class 1
Accumulated Value	$ 25,288	$ 18,466	$ 16,701	$ 19,403	$ 13,698	$ 13,454	$ 12,594	$ 12,703	$ 10,102	$ 10,000	$ 31,405
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World Index-NR
Accumulated Value	23,816	17,935	16,230	20,277	14,771	14,082	12,508	12,573	10,205	10,000	$ 29,208
MSCI World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI World Index-NR
Accumulated Value	$ 24,988	$ 18,693	$ 16,920	$ 20,755	$ 14,780	$ 14,162	$ 12,567	$ 12,423	$ 10,118	$ 10,000	$ 30,490